Note 3 - Liquidity and Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Liquidity And Earnings Loss Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended September 30, 2015	Nine months ended September 30, 2015
Numerator:
Net (loss) for basic earnings per share	$(2,190)	$(9,210)
Less gain on change in fair value of warrant liability	548	1,877
Net (loss) for diluted earnings per share	(2,738)	(11,087)
Denominator:
Weighted-average basic common shares outstanding	6,921	6,847
Assumed conversion of dilutive securities:
Common stock purchase warrants	117	66
Denominator for dilutive earnings per share - adjusted weighted-average shares	7,038	6,913

Basic net (loss) per share	$(0.32)	$(1.35)
Diluted net (loss) per share	$(0.39)	$(1.60)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
2015
Common stock purchase warrants	22
Stock options	649
Restricted shares of common stock	50